Offerings - Offering: 1	Jun. 30, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	22,000,000
Proposed Maximum Offering Price per Unit | $ / shares	5.89
Maximum Aggregate Offering Price	$ 129,580,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,895
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also be deemed to cover any additional common shares, no par value (the “Common Shares”), of Algonquin Power & Utilities Corp. (the “Registrant”) stated above that become available under the foregoing Performance and Restricted Share Unit Plan for Employees of Algonquin Power & Utilities Corp. and its Participating Affiliates in connections with any changes in the number of outstanding Common Shares resulting from any recapitalization, stock dividend, stock split, reverse stock split, or any other similar transaction with respect to which the number of outstanding Common Shares are converted or exchanged.

(2)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act and is based upon the average of the high and low selling prices per share of the Common Shares of the Registrant, as reported on the New York Stock Exchange on June 23, 2026.